Note 15 - Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Canadian Federal Scientific Research & Experimental Development expenditures	$ 20,251,089	$ 18,377,849
Unclaimed investment tax credits	3,773,333	$ 3,483,828
Canada
Non-capital loss carryforward	$ 49,173,825